Safe Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Safe Agreements (Details) [Line Items]
Proceeds from agreements	$ 4.3	$ 13.0
Safe agreements shares (in Shares)	122,505,500	122,505,500
Equity financing transaction percentage	90.00%
Series X Convertible Preferred Stock [Member]
Safe Agreements (Details) [Line Items]
Safe agreements shares (in Shares)		555,556
Aviation value		$ 1.5